Note 11 - Supplementary information	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Disclosures [Text Block]
11.	Supplementary information

Accounts payable and accrued liabilities is comprised of the following:

	December 31, 2012	December 31, 2011

Trade accounts payable	$801,701	$1,284,737
Research and development accruals	308,917	228,942
License fee accruals	1,641,585	-
Professional fee accruals	599,058	1,669,838
Restructuring cost accruals	34,999	36,134
Deferred lease inducements	47,834	196,966
Other accrued liabilities	342,193	555,934
	$3,776,287	$3,972,551